DEBT - Schedule of Outstanding Gross Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
2023	$ 181,693
2024	78,223
2025	78,223
2026	78,223
2027 and thereafter	728,126
Total	1,144,488	$ 632,418
Deferred finance charges	(6,186)	(1,595)
Total	1,138,302	630,823
VIE debt
Debt Instrument [Line Items]
2023	103,470
2024	0
2025	0
2026	0
2027 and thereafter	0
Total	103,470
Deferred finance charges	0
Total	103,470
CoolCo
Debt Instrument [Line Items]
2023	78,223
2024	78,223
2025	78,223
2026	78,223
2027 and thereafter	728,126
Total	1,041,018	$ 0
Deferred finance charges	(6,186)
Total	$ 1,034,832